Inventory	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory	INVENTORY As of December 31, 2017 and 2016, inventory consisted of the following (in millions):

	December 31,
	2017	2016
Natural gas	$17	$15
LNG	26	45
Materials and other	52	37
Total inventory	$95	$97